Operating Leases - Charters-in (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company in current year	$ 116.3
Minimum commitments to be incurred by the company in second year	90.4
Minimum commitments to be incurred by the company in third year	53.4
Minimum commitments to be incurred by the company in fourth year	9.1
Minimum commitments to be incurred by the company in fifth year	9.1
Minimum commitments to be incurred by the company thereafter	5.6
Charters-in
Property Subject to or Available for Operating Lease [Line Items]
Total	283.9
Teekay Corporation
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company in current year	92.6
Minimum commitments to be incurred by the company in second year	74.3
Minimum commitments to be incurred by the company in third year	53.4
Minimum commitments to be incurred by the company in fourth year	9.1
Minimum commitments to be incurred by the company in fifth year	9.1
Minimum commitments to be incurred by the company thereafter	5.6
Teekay LNG - Marubeni Joint Venture | Teekay LNG
Property Subject to or Available for Operating Lease [Line Items]
Minimum commitments to be incurred by the company in current year	23.7
Minimum commitments to be incurred by the company in second year	16.1
Minimum commitments to be incurred by the company in third year	0.0
Minimum commitments to be incurred by the company in fourth year	0.0
Minimum commitments to be incurred by the company in fifth year	0.0
Minimum commitments to be incurred by the company thereafter	$ 0.0
Ownership percentage	52.00%